Note 11 - Income Taxes (Details) - Deferred Tax Assets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 22,376,888	$ 20,147,348
Net operating loss carryforwards - foreign	139,529	148,674
Excess of tax basis over book value of property and equipment	30,441	42,946
Excess of tax basis over book value of intangible assets	435,541	431,513
Stock-based compensation	3,396,235	3,097,308
Accrued employee compensation	186,791	352,032
Captialized equity costs	75,471	75,471
Inventory reserve	30,943	36,811
	26,671,839	24,332,103
Valuation allowance	(26,671,839)	(24,332,103)
Net deferred tax assets	$ 0	$ 0